Empower Bond Index Fund Investment Objectives and Goals - Empower Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index (the “Benchmark Index”).
Objective, Secondary [Text Block]